Taxation - Analysis of Deferred Tax Assets and Liabilities (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R (531)	R (1)
Deferred tax liabilities	996	688
Net deferred tax liability	465	687
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,803)	(550)
Deferred tax asset to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(1,091)	(49)
Deferred tax asset to be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(712)	(501)
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2,268	1,237
Deferred tax liability to be recovered after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	2,034	1,125
Deferred tax liability to be recovered within 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	R 234	R 112